Consolidated Statement of Stockholders’ Equity - USD ($)	Preferred Stock Series A Preferred Stock	Preferred Stock Series B Preferred Stock	Preferred Stock	Common Stock	Common Stock Payable	Treasury Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance (in Shares) at Dec. 31, 2022	3,269,998	0	0	3,298,033
Balance at Dec. 31, 2022	$ 3,270		$ 0	$ 3,298	$ 23,340	$ (1,102,375)	$ 18,070,556	$ (14,820,436)	$ 2,177,653
Issuance of stock for partial shares resulting from reverse split (in Shares)				8,838
Issuance of stock for partial shares resulting from reverse split				$ 8			(8)		0
Purchase of treasury stock	0	$ 0	0	$ 0	0	(106,750)	0		(106,750)
Retirement of treasury stock (in Shares)		0		(454,441)
Retirement of treasury stock	0	$ 0	0	$ (454)	0	1,181,475	(1,181,021)
Stock based compensation (in Shares)				370,585
Stock based compensation	$ 0	$ 0	$ 0	$ 371	(23,340)	0	1,489,281	0	1,466,312
Issuance of stock for investment (in Shares)	0	2,400,000	0	0
Issuance of stock for investment	$ 0	$ 2,400	$ 0	$ 0	0	0	8,421,600	0	8,424,000
Forfeiture of stock		$ (2,400)					2,400
Forfeiture of stock (in Shares)		(2,400,000)
Net loss	$ 0	$ 0	$ 0	$ 0		0	0	(4,664,455)	(4,664,455)
Balance (in Shares) at Dec. 31, 2023	3,269,998	0	0	3,223,015
Balance at Dec. 31, 2023	$ 3,270	$ 0	$ 0	$ 3,223	0	(27,650)	26,802,808	(19,484,891)	7,296,760
Retirement of treasury stock (in Shares)				(10,607)
Retirement of treasury stock				$ (11)	0	27,650	(27,639)
Stock based compensation (in Shares)				23,130
Stock based compensation				$ 23			368,639		368,662
Issuance of stock for investment (in Shares)				312,500
Issuance of stock for investment				$ 313			1,199,687		1,200,000
Forfeiture of stock				$ (10)			10
Forfeiture of stock (in Shares)				(10,000)
Net loss								(3,471,227)	(3,471,227)
Balance (in Shares) at Dec. 31, 2024	3,269,998	0	0	3,538,038
Balance at Dec. 31, 2024	$ 3,270	$ 0	$ 0	$ 3,538	$ 0	$ 0	$ 28,343,505	$ (22,956,118)	$ 5,394,195